UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act File Number: 811-06351


                         Name and Address of Registrant:

                               Green Century Funds
                                 29 Temple Place
                                    Suite 200
                           Boston, Massachusetts 02111


                     Name and address of agent for service:

                     Green Century Capital Management, Inc.
                                 29 Temple Place
                                    Suite 200
                           Boston, Massachusetts 02111


                  Registrant's telephone number: (617) 482-0800


                        Date of fiscal year end: July 31

                    Date of reporting period: April 30, 2005

Item 1.  Schedule of Investments

The Schedule of Investments for the Green Century Balanced Fund is set forth below. The Green Century Equity Fund is a "feeder fund" and invests its assets in the Domini Social Index Portfolio. The Schedule of Investments of the Domini Social Index Portfolio is set forth below.

                           GREEN CENTURY BALANCED FUND
                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005
                                   (Unaudited)

                                                                                                 SHARES                      VALUE
                                                                                             -----------                 -----------

COMMON STOCKS                                                                63.4%

MEDICAL PRODUCTS -                                                           15.4%
Amgen, Inc. (b)                                                                                   15,000                  $  873,150
Durect Corp. (b)                                                                                 800,000                   2,208,000
Intermagnetics General Corp. (b)                                                                  50,000                   1,228,000
Isis Pharmaceuticals, Inc. (b)                                                                   250,000                     725,000
Novozymes A/S (c)                                                                                 40,000                   1,948,784
SurModics, Inc. (b)                                                                               45,000                   1,623,150
                                                                                                                         -----------
                                                                                                                           8,606,084
                                                                                                                         -----------

INTERNET PRODUCTS AND SERVICES -                                              8.5%
Adobe Systems, Inc.                                                                               23,000                   1,367,810
Aptimus, Inc. (b)                                                                                100,000                   1,451,000
aQuantive, Inc. (b)                                                                              100,000                   1,110,000
Audible, Inc. (b)                                                                                 40,000                     512,800
Intraware, Inc. (b)                                                                              725,000                     319,000
                                                                                                                         -----------
                                                                                                                           4,760,610
                                                                                                                         -----------

TECHNOLOGY -                                                                  7.0%
Apple Computer, Inc. (b)                                                                          30,000                   1,081,800
Avid Technology, Inc. (b)                                                                         25,000                   1,237,750
Catapult Communications Corp. (b)                                                                 20,000                     295,600
Redback Networks, Inc. (b)                                                                       100,000                     536,000
ThermoGenesis Corp.  (b)                                                                         225,000                     771,750
                                                                                                                         -----------
                                                                                                                           3,922,900
                                                                                                                         -----------

ALTERNATIVE/RENEWABLE ENERGY -                                                6.1%
Fuel-Tech N.V. (b)                                                                               250,000                   1,347,500
Gamesa Corp. Tecnologica, S.A. (c)                                                               100,000                   1,289,659
Quantum Fuel Systems Technologies Worldwide, Inc. (b)                                            225,000                     796,500
                                                                                                                         -----------
                                                                                                                           3,433,659
                                                                                                                         -----------

HEALTHY LIVING -                                                              4.9%
Martek Biosciences Corp. (b)                                                                      25,000                     956,750
Whole Foods Market, Inc.                                                                          18,000                   1,794,960
                                                                                                                         -----------
                                                                                                                           2,751,710
                                                                                                                         -----------

FOOD AND BEVERAGE -                                                           3.6%
Green Mountain Coffee Roasters, Inc. (b)                                                          30,000                     775,200
Starbucks Corp. (b)                                                                               25,000                   1,238,000
                                                                                                                         -----------
                                                                                                                           2,013,200
                                                                                                                         -----------

AUTO MANUFACTURING -                                                          3.3%
Toyota Motor Corp. American Depository Receipt (c)                                                25,000                   1,817,750
                                                                                                                         -----------

                          GREEN CENTURY BALANCED FUND
                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005
                                   (Unaudited)

                                                                                                 SHARES                      VALUE
                                                                                              ----------                  ----------
ADVERTISING -                                                                 3.2%
Getty Images, Inc. (b)                                                                            25,000                  $1,788,750
                                                                                                                          ----------
TRANSPORTATION -                                                              2.8%
East Japan Railway Co. (c)                                                                           300                   1,561,264
                                                                                                                          ----------
APPAREL -                                                                     2.7%
The Timberland Co. (b)                                                                            22,000                   1,519,100
                                                                                                                          ----------
ENTERTAINMENT -                                                               2.6%
Lions Gate Entertainment Corp. (b)                                                               150,000                   1,449,000
                                                                                                                          ----------
DIVERSIFIED MANUFACTURING -                                                   2.1%
NAM TAI Electronics, Inc. (c)                                                                     50,000                   1,157,500
                                                                                                                          ----------
BANKS -                                                                       1.2%
Wainwright Bank & Trust Co.                                                                       55,000                     643,500
                                                                                                                          ----------
Total Common Stocks
(Cost $36,463,240)                                                                                                        35,425,027
                                                                                                                          ----------
CORPORATE BONDS & NOTES                                                      32.7%

                                                                                              PRINCIPAL
                                                                                                AMOUNT
                                                                                              ----------
                                                                              5.9%
FOOD AND BEVERAGE -
Chiquita Brands International, Inc.
  7.50%, due 11/1/14                                                                          $1,000,000                     920,000
Dean Foods Co.
  8.15%, due 8/1/07                                                                            1,300,000                   1,374,750
Dean Foods Co.
  6.90%, due 10/15/17                                                                          1,000,000                   1,015,000
                                                                                                                          ----------
                                                                                                                           3,309,750
                                                                                                                          ----------
TELECOMMUNICATIONS -                                                          5.9%
AT&T Corp.
  9.05%, due 11/15/11                                                                          1,000,000                   1,146,250
Nextel Communications, Inc.
  7.375%, due 8/1/15                                                                           2,000,000                   2,140,000
                                                                                                                          ----------
                                                                                                                           3,286,250
                                                                                                                          ----------
FINANCIALS -                                                                  4.0%
SLM Corp.
  4%, due 7/25/14 (d)                                                                          2,235,000                   2,202,280
                                                                                                                          ----------

                           GREEN CENTURY BALANCED FUND
                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005
                                   (Unaudited)

                                                                                              PRINCIPAL
                                                                                                AMOUNT                       VALUE
                                                                                             -----------                 -----------
OFFICE EQUIPMENT -                                                            3.8%
Xerox Corp.
  7.625%, due 6/15/13                                                                         $2,000,000                  $2,145,000
                                                                                                                         -----------
FOREST PRODUCTS AND PAPER -                                                   3.7%
Mercer International, Inc.
   9.25%, due 2/15/13                                                                          2,250,000                   2,081,250
                                                                                                                         -----------
INTERNET PRODUCTS AND SERVICES -                                              3.6%
Akamai Technologies, Inc.
   5.50%, due 7/1/07                                                                           2,000,000                   2,027,500
                                                                                                                         ----------
HEALTHCARE -                                                                  1.8%
HCA, Inc.
   6.30%, due 10/1/12                                                                          1,000,000                   1,010,620
                                                                                                                         -----------
CONSUMER GOODS AND SERVICES -                                                 1.7%
Nebraska Book Co.
   8.625%, due 3/15/12                                                                         1,000,000                     955,000
                                                                                                                         -----------
HEALTHY LIVING -                                                              1.4%
NBTY, Inc.
   8.625%, due 9/15/07                                                                           750,000                     755,625
                                                                                                                         -----------
AUTO MANUFACTURING -                                                          0.9%
Toyota Motor Credit Corp.
   4.125%, due 7/25/17 (c)(e)                                                                    500,000                     495,352
                                                                                                                         -----------
Total Corporate Bonds and Notes
   (Cost $18,128,104)                                                                                                     18,268,627
                                                                                                                         -----------
REPURCHASE AGREEMENT -                                                        1.0%
Investors Bank & Trust
  Repurchase Agreement, dated 4/29/05, due 5/2/05,
  proceeds $575,049 (collateralized by U.S. Treasury Bond,
  6.125%, due 8/15/29, value $586,474) (Cost $574,970)                                                                       574,970
                                                                                                                         -----------
TOTAL INVESTMENTS (a)                                                        97.1%
   (Cost $55,166,314)                                                                                                     54,268,624

Other Assets less Liabilities                                                 2.9%                                         1,632,072
                                                                                                                         -----------
NET ASSETS                                                                  100.0%                                       $55,900,696
                                                                                                                         ===========

                             SCHEDULE OF INVESTMENTS

                                 April 30, 2005
                                   (Unaudited)


(a) The cost of investments for federal income tax purposes is $55,169,415 resulting in gross unrealized appreciation and depreciation of $3,675,376 and $4,576,167, respectively, or net unrealized depreciation of $900,971.


(b)  Non-income producing security.

(c) Securities whose values are determined or significantly influenced by trading on exchanges not in the United States or Canada.

(d)  Floating rate bond. Rate shown is currently in effect at April 30, 2005.

(e)  Step rate bond. Rate shown is currently in effect at April 30, 2005.



                      See Notes to Schedule of Investments

                           GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                        NOTES TO SCHEDULE OF INVESMENTS
                                   (UNAUDITED)

Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"). The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

The Equity Fund invests substantially all of its assets in the Domini Social Index Portfolio (the "Index Portfolio"), an open-end, diversified management investment company having the same investment objective as the Fund. The Equity Fund accounts for its investment in the Index Portfolio as a partnership investment and records its share of the Index Portfolio's income, expenses and realized and unrealized gains and losses daily. The value of such investment reflects the Fund's proportionate interest in the net assets of the Index Portfolio (2.18% at April 30, 2005). The Portfolio of Investments of the Index Portfolio is included elsewhere in this report.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the Trust's significant accounting policies:

     (A) BALANCED FUND INVESTMENT VALUATION: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market(R) and SmallCapSM securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

          EQUITY  FUND  INVESTMENT  VALUATION:   The  Equity  Fund  records  its
          investment in the Index Portfolio at fair value.

     (B)  BALANCED  FUND   SECURITIES   TRANSACTIONS   AND  INVESTMENT   INCOME:
          Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income,

                          GREEN CENTURY BALANCED FUND
                            GREEN CENTURY EQUITY FUND
                        NOTES TO SCHEDULE OF INVESMENTS
                                   (UNAUDITED)

          including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on the ex-dividend date.

          EQUITY FUND SECURITIES  TRANSACTIONS,  INVESTMENT INCOME AND EXPENSES:
          The Equity Fund records daily its proportionate share of the Index Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

     (C) OPTIONS TRANSACTIONS: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities.

          The Balanced Fund may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Balanced Fund continues to the bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.

     (D) REPURCHASE AGREEMENTS: The Balanced Fund may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Balanced Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Balanced Fund requires that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Balanced Fund to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)


SECURITY                                                  SHARES           VALUE
--------                                               ---------  --------------
CONSUMER DISCRETIONARY - 14.8%
American Greetings Corporation, Class A                   19,100         432,615
AutoZone, Inc. (a)                                        18,631       1,546,373
Bandag, Inc.                                               4,900         212,856
Bed Bath & Beyond Inc. (a)                                81,900       3,047,499
Best Buy Co., Inc.                                        81,800       4,117,812
Black & Decker Corp.                                      21,500       1,798,045
Centex Corporation                                        33,900       1,956,708
Champion Enterprises, Inc. (a)                            23,300         219,952
Charming Shoppes, Inc. (a)                                29,400         218,736
Circuit City Stores, Inc.                                 50,300         794,740
Claire's Stores, Inc.                                     27,000         589,140
Comcast Corporation, Class A (a)                         602,758      19,354,559
Cooper Tire and Rubber Company                            17,400         303,630
Dana Corporation                                          39,500         451,090
Darden Restaurants, Inc.                                  39,500       1,185,000
Delphi Automotive Systems Corporation                    152,500         503,250
Disney (Walt) Company (The)                              557,600      14,720,640
Dollar General Corporation                                82,951       1,688,053
Dow Jones & Company                                       20,200         675,488
eBay Inc. (a)                                            329,372      10,450,974
Emmis Communications Corporation, Class A (a)             15,200         234,536
Family Dollar Stores Inc.                                 47,000       1,268,060
Foot Locker, Inc.                                         44,000       1,173,040
Gaiam, Inc. (a)                                            2,200          12,320
Gap Inc.                                                 214,287       4,575,028
Genuine Parts Company                                     47,300       2,029,170
Harley-Davidson, Inc.                                     78,800       3,705,176
Harman International Industries, Inc.                     17,820       1,400,296
Hartmarx Corporation (a)                                   8,500          73,355
Home Depot, Inc. (The)                                   598,506      21,169,157
Horton (D.R.), Inc.                                       79,433       2,422,707
Interface, Inc., Class A (a)                              11,400          68,400
Johnson Controls, Inc.                                    52,700       2,891,649
KB Home                                                   22,400       1,276,800
Lee Enterprises, Inc.                                     12,500         518,875
Leggett & Platt, Incorporated                             51,300       1,383,048
Limited Brands                                           103,530       2,245,566
Liz Claiborne, Inc.                                       30,000       1,062,900
Lowe's Companies, Inc.                                   209,700      10,927,467
Mattel, Inc.                                             114,385       2,064,649
May Department Stores Company                             78,600       2,757,288
Maytag Corporation                                        22,600         218,994
McDonald's Corporation                                   346,200      10,147,122
McGraw-Hill Companies                                     52,300       4,554,284
Media General, Inc., Class A                               6,800         416,704

Men's Wearhouse, Inc. (a)                                  8,700         359,049
Meredith Corporation                                      11,700         549,900
Modine Manufacturing Company                               8,700         235,596
New York Times Company, Class A                           38,900       1,297,704
Newell Rubbermaid, Inc.                                   73,378       1,594,504
Nordstrom, Inc.                                           34,700       1,763,801
Office Depot (a)                                          84,000       1,644,720
Omnicom Group, Inc.                                       51,200       4,244,480
Oshkosh B'Gosh, Inc., Class A                              2,700          71,145
Penney (J.C.) Company, Inc.                               74,300       3,522,563
Pep Boys -- Manny, Moe & Jack                             14,000         198,520
Phillips-Van Heusen Corporation                            7,200         186,336
Pixar (a)                                                 23,400       1,070,316
Pulte Homes, Inc.                                         32,600       2,329,270
Radio One, Inc. (a)                                        5,800          75,516
RadioShack Corporation                                    44,300       1,106,171
Reebok International Ltd.                                 15,800         641,638
Ruby Tuesday, Inc.                                        15,800         355,500
Russell Corporation                                        8,300         145,333
Scholastic Corporation (a)                                 9,700         338,045
Scripps (E.W.) Company (The), Class A                     26,100       1,329,273
Snap-On Incorporated                                      15,050         499,209
Spartan Motors, Inc.                                       3,100          31,093
Stanley Works                                             19,900         856,297
Staples, Inc.                                            203,884       3,888,068
Starbucks Corporation (a)                                108,800       5,387,776
Stride Rite Corporation                                   10,800         131,760
Target Corporation                                       243,700      11,307,680
Tiffany & Co.                                             39,900       1,202,985
Timberland Company (The) (a)                               9,000         621,450
Time Warner, Inc. (a)                                  1,252,500      21,054,525
TJX Companies, Inc.                                      131,000       2,967,150
Toys 'R' Us, Inc. (a)                                     57,320       1,453,062
Tribune Company                                           82,056       3,167,362
Tupperware Corporation                                    15,000         316,500
Univision Communications, Inc., Class A (a)               80,300       2,111,087
Valassis Communications Inc. (a)                          13,600         479,400
Value Line, Inc.                                           2,600         102,440
Visteon Corporation                                       34,000         119,000
Washington Post Company, Class B                           1,900       1,642,074
Wendy's International, Inc.                               32,100       1,378,052
Whirlpool Corporation                                     18,500       1,148,109
                                                                  --------------
                                                                     225,788,210
                                                                  --------------

CONSUMER STAPLES - 12.9%
Alberto-Culver Company, Class B                           22,450         999,025
Albertson's, Inc.                                         98,800       1,955,252
Avon Products, Inc.                                      129,400       5,186,352
Campbell Soup Company                                     89,600       2,664,704
Church & Dwight Co., Inc.                                 17,700         637,554
Clorox Company                                            42,200       2,671,260
Coca-Cola Company                                        615,700      26,746,008

Colgate-Palmolive Company                                143,400       7,139,886
Costco Wholesale Corporation                             127,830       5,187,341
CVS Corporation                                          108,600       5,601,588
Estee Lauder Companies, Inc. (The), Class A               46,400       1,782,224
General Mills Incorporated                                98,700       4,875,780
Gillette Company                                         269,938      13,939,598
Green Mountain Coffee, Inc. (a)                            1,800          46,512
Hain Celestial Group, Inc. (The) (a)                       8,700         154,425
Heinz (H.J.) Company                                      94,700       3,489,695
Hershey Foods Corporation                                 60,200       3,846,780
Kellogg Company                                           94,800       4,261,260
Kimberly-Clark Corporation                               131,464       8,209,927
Kroger Company (a)                                       198,700       3,133,499
Longs Drug Stores Corporation                              9,900         359,865
McCormick & Company, Inc.                                 37,400       1,293,666
Nature's Sunshine Products, Inc.                           4,200          62,958
PepsiAmericas, Inc.                                       29,200         720,948
PepsiCo, Inc.                                            456,070      25,375,735
Procter & Gamble Company                                 685,800      37,136,070
Safeway Inc. (a)                                         123,000       2,618,670
Smucker (J.M.) Company                                    16,805         833,864
SUPERVALU, Inc.                                           36,900       1,164,564
Sysco Corporation                                        172,400       5,965,040
Tootsie Roll Industries, Inc.                              9,938         306,885
United Natural Foods, Inc. (a)                            10,000         268,000
Walgreen Company                                         278,000      11,970,680
Whole Foods Market, Inc.                                  17,200       1,715,184
Wild Oats Markets, Inc. (a)                                6,550          66,155
Wrigley (Wm.) Jr. Company                                 53,800       3,719,195
                                                                  --------------
                                                                     196,106,149
                                                                  --------------

ENERGY - 2.2%
Anadarko Petroleum Corporation                            63,985       4,673,464
Apache Corporation                                        89,124       5,016,790
Cooper Cameron Corp. (a)                                  14,200         780,148
Devon Energy Corporation                                 130,144       5,878,604
EOG Resources, Inc.                                       65,400       3,109,770
Helmerich & Payne, Inc.                                   13,000         499,720
Kinder Morgan, Inc.                                       30,200       2,309,092
Noble Energy, Inc.                                        16,300       1,045,156
Pioneer Natural Resources Company                         40,100       1,630,466
Rowan Companies, Inc.                                     29,200         774,676
Sunoco, Inc.                                              19,100       1,895,866
Williams Companies, Inc.                                 157,000       2,672,140
XTO Energy Inc.                                           94,200       2,842,015
                                                                  --------------
                                                                      33,127,907
                                                                  --------------

FINANCIALS - 22.2%
AFLAC, Inc.                                              136,100       5,532,465
Allied Capital Corporation                                36,100         992,750
AMBAC Financial Group, Inc.                               29,900       1,998,815
American Express Company                                 319,600      16,842,920

American International Group, Inc.                       708,076      36,005,665
AmSouth Bancorporation                                    97,800       2,574,096
BB&T Corp.                                               149,500       5,861,895
Capital One Financial Corporation                         66,800       4,735,452
Cathay General Bancorp                                    12,990         426,981
Chittenden Corporation                                    13,220         331,954
Chubb Corporation                                         52,200       4,268,916
Cincinnati Financial Corporation                          45,017       1,811,484
Comerica Incorporated                                     46,600       2,668,316
Edwards (A.G.), Inc.                                      20,887         829,423
Fannie Mae                                               263,565      14,219,332
Fifth Third Bancorp                                      141,211       6,142,679
First Horizon National Corporation                        34,400       1,428,632
FirstFed Financial Corp. (a)                               4,500         227,835
Franklin Resources, Inc.                                  54,400       3,736,192
Freddie Mac                                              187,300      11,522,696
General Growth Properties Inc.                            59,200       2,315,312
Golden West Financial                                     76,400       4,762,012
Hartford Financial Services Group (The)                   80,200       5,804,074
Heartland Financial USA, Inc.                              4,200          84,000
Janus Capital Group Inc.                                  62,026         805,718
Jefferson-Pilot Corporation                               36,925       1,854,004
KeyCorp                                                  110,300       3,657,548
Lincoln National Corporation                              47,600       2,140,572
Marsh & McLennan Companies, Inc.                         143,300       4,016,699
MBIA, Inc.                                                38,900       2,037,582
MBNA Corporation                                         346,075       6,834,981
Medallion Financial Corp.                                  4,300          41,839
Mellon Financial Corporation                             115,400       3,195,426
Merrill Lynch & Co., Inc.                                253,460      13,669,098
MGIC Investment Corporation                               26,000       1,534,000
Moody's Corporation                                       37,800       3,104,892
Morgan (J.P.) Chase & Co.                                966,112      34,287,315
National City Corporation                                160,800       5,460,768
Northern Trust Corporation                                56,000       2,521,680
PNC Financial Services Group                              76,900       4,093,387
Progressive Corporation (The)                             54,700       4,992,469
Providian Financial Corporation (a)                       82,200       1,370,274
SAFECO Corporation                                        34,300       1,806,581
Schwab (Charles) Corporation                             316,000       3,270,600
SLM Corporation                                          117,200       5,583,408
Sovereign Bancorp Inc.                                   103,200       2,122,824
St. Paul Travelers Companies, Inc. (The)                 183,264       6,560,851
State Street Corporation                                  90,100       4,165,323
SunTrust Banks, Inc.                                      92,100       6,707,643
Synovus Financial Corporation                             83,850       2,350,316
U.S. Bancorp                                             504,721      14,081,716
UnumProvident Corporation                                 80,900       1,352,648
Wachovia Corporation                                     432,143      22,117,079
Wainwright Bank & Trust Co.                                2,500          29,250
Washington Mutual, Inc.                                  236,904       9,788,873
Wells Fargo & Company                                    460,906      27,626,705

Wesco Financial Corporation                                1,200         453,600
                                                                  --------------
                                                                     338,759,565
                                                                  --------------

HEALTH CARE - 13.5%
Affymetrix Inc. (a)                                       16,700         770,037
Allergan, Inc.                                            36,105       2,541,431
Amgen, Inc. (a)                                          341,400      19,872,894
Bard (C.R.), Inc.                                         28,400       2,021,228
Bausch & Lomb Incorporated                                14,000       1,050,000
Baxter International, Inc.                               168,200       6,240,220
Becton Dickinson and Company                              68,500       4,008,620
Biogen Idec Inc. (a)                                      91,950       3,332,268
Biomet, Inc.                                              68,900       2,665,741
Boston Scientific Corporation (a)                        206,400       6,105,312
CIGNA Corporation                                         35,700       3,283,686
Cross Country Healthcare, Inc. (a)                         8,600         138,546
Forest Laboratories, Inc. (a)                             96,700       3,450,256
Genzyme Corporation (a)                                   68,200       3,997,202
Guidant Corporation                                       87,638       6,492,223
Hillenbrand Industries, Inc.                              15,500         855,910
Humana, Inc. (a)                                          42,900       1,486,485
IMS Health, Inc.                                          62,813       1,506,256
Invacare Corporation                                       7,700         315,392
Invitrogen Corporation (a)                                14,500       1,062,415
Johnson & Johnson                                        808,670      55,499,022
King Pharmaceuticals Inc. (a)                             66,200         529,600
Manor Care, Inc.                                          24,700         823,745
McKesson HBOC, Inc.                                       79,720       2,949,640
MedImmune, Inc. (a)                                       66,500       1,687,105
Medtronic, Inc.                                          329,500      17,364,650
Merck & Co., Inc.                                        601,700      20,397,630
Millipore Corporation (a)                                 13,700         660,614
Mylan Laboratories, Inc.                                  75,475       1,245,338
St. Jude Medical, Inc. (a)                                98,400       3,840,552
Stryker Corporation                                      101,300       4,918,115
Synovis Life Technologies, Inc. (a)                        2,600          22,672
Thermo Electron Corporation (a)                           43,700       1,091,626
UnitedHealth Group Incorporated                          174,730      16,513,732
Waters Corporation (a)                                    33,400       1,323,642
Watson Pharmaceuticals (a)                                29,200         876,000
Zimmer Holdings, Inc. (a)                                 66,900       5,446,998
                                                                  --------------
                                                                     206,386,803
                                                                  --------------

INDUSTRIALS - 6.6%
3M Company                                               210,400      16,089,288
Alaska Air Group, Inc. (a)                                 6,900         184,023
American Power Conversion                                 48,000       1,164,480
AMR Corporation (a)                                       44,400         464,868
Apogee Enterprises, Inc.                                   7,400          95,312
Ault, Inc. (a)                                             1,200           2,772
Avery Dennison Corporation                                27,400       1,434,390
Baldor Electric Company                                    8,800         219,120

Banta Corporation                                          6,550         272,742
Brady Corporation, Class A                                13,500         400,275
Bright Horizons Family Solutions, Inc. (a)                 6,400         216,896
CLARCOR, Inc.                                              6,450         326,435
Cooper Industries, Inc., Class A                          24,800       1,578,768
Cross (A.T.) Company (a)                                   3,800          21,280
Cummins, Inc.                                             12,100         822,800
Deere & Company                                           67,900       4,246,466
Delta Air Lines, Inc. (a)                                 32,000         105,280
Deluxe Corporation                                        13,100         523,083
DeVry, Inc. (a)                                           18,100         412,680
Donaldson Company, Inc.                                   21,900         651,525
Donnelley (R.R.) & Sons Company                           58,900       1,938,399
Emerson Electric Company                                 114,000       7,144,380
Fastenal Company                                          18,200         974,792
FedEx Corporation                                         81,900       6,957,405
GATX Corporation                                          12,600         412,272
Graco, Inc.                                               18,552         626,501
Grainger (W.W.), Inc.                                     22,400       1,238,496
Granite Construction Incorporated                         10,625         239,913
Harland (John H.) Company                                  7,600         273,600
Herman Miller, Inc.                                       19,300         551,980
HNI Corporation                                           15,000         759,900
Hubbell Incorporated, Class B                             16,960         736,912
Ikon Office Solutions                                     38,800         335,620
Illinois Tool Works, Inc.                                 74,600       6,252,972
JetBlue Airways Corporation (a)                           27,300         547,365
Kadant Inc. (a)                                            3,700          63,640
Kansas City Southern Industries, Inc. (a)                 24,000         454,080
Kelly Services, Inc.                                       8,475         222,554
Lawson Products, Inc.                                      2,500          96,325
Lincoln Electric Holdings, Inc.                           11,000         336,050
Masco Corporation                                        121,400       3,822,886
Milacron, Inc. (a)                                        12,633          26,529
Monster Worldwide Inc.(a)                                 34,300         789,243
Nordson Corporation                                        8,000         257,760
Norfolk Southern Corporation                             109,200       3,428,880
Pall Corp.                                                34,200         917,586
Pitney Bowes, Inc.                                        62,800       2,808,416
Robert Half International, Inc.                           43,100       1,069,742
Ryder System, Inc.                                        18,000         664,740
Smith (A.O.) Corporation                                   5,200         148,200
Southwest Airlines Co.                                   200,062       2,976,923
SPX Corporation                                           20,830         805,913
Standard Register Company                                  6,000          74,820
Steelcase, Inc.                                            8,900         116,946
Tennant Company                                            2,300          81,742
Thomas & Betts Corporation (a)                            15,100         469,912
Thomas Industries, Inc.                                    4,000         157,880
Toro Company                                              12,800         528,896
Trex Company, Inc. (a)                                     3,700         148,666
United Parcel Service, Inc., Class B                     305,033      21,751,901

Yellow Roadway Corporation (a)                            12,580         616,420
                                                                  --------------
                                                                     101,059,640
                                                                  --------------

INFORMATION TECHNOLOGY - 19.9%
3Com Corporation (a)                                     103,000         324,450
Adaptec, Inc. (a)                                         27,400         100,284
ADC Telecommunications, Inc. (a)                         234,000         531,180
Advanced Micro Devices, Inc. (a)                         108,400       1,542,532
Advent Software, Inc. (a)                                  8,500         151,640
Analog Devices, Inc.                                     102,000       3,479,220
Andrew Corporation (a)                                    43,800         537,426
Apple Computer, Inc. (a)                                 222,200       8,012,532
Applied Materials, Inc. (a)                              455,800       6,777,746
Arrow Electronics, Inc. (a)                               31,600         769,144
Autodesk, Inc.                                            61,500       1,957,545
Automatic Data Processing, Inc.                          159,074       6,910,175
BMC Software, Inc. (a)                                    60,800         984,960
Borland Software Corporation (a)                          21,100         122,591
CDW Corporation                                           20,400       1,115,676
Ceridian Corporation (a)                                  39,700         669,739
Cisco Systems, Inc. (a)                                1,757,030      30,361,478
Coherent, Inc. (a)                                         7,700         247,016
Compuware Corporation (a)                                109,800         653,310
Convergys Corp. (a)                                       42,000         544,320
Dell Inc. (a)                                            670,200      23,343,066
Dionex Corporation (a)                                     5,600         240,520
Electronic Arts Inc. (a)                                  83,200       4,442,048
Electronic Data Systems Corporation                      139,800       2,705,130
EMC Corporation (a)                                      654,200       8,583,104
Entegris, Inc. (a)                                        19,000         163,590
Gerber Scientific, Inc. (a)                                5,700          40,356
Hewlett-Packard Company                                  788,710      16,144,894
Hutchinson Technology Incorporated (a)                     6,500         240,760
Imation Corporation                                        9,100         317,317
Intel Corporation                                      1,693,000      39,819,360
Lexmark International Group, Inc. (a)                     34,300       2,382,135
LSI Logic Corporation (a)                                104,200         558,512
Lucent Technologies, Inc. (a)                          1,219,692       2,963,852
Merix Corporation (a)                                      3,750          29,475
Micron Technology, Inc. (a)                              169,400       1,644,874
Microsoft Corporation                                  2,752,000      69,625,600
Molex Incorporated                                        46,146       1,172,570
National Semiconductor Corporation                        95,100       1,814,508
Novell, Inc. (a)                                         108,100         638,871
Novellus Systems, Inc. (a)                                38,300         897,369
palmOne, Inc. (a)                                         13,904         297,962
Paychex, Inc.                                             97,900       2,995,740
Plantronics Inc.                                          13,400         421,966
Polycom Inc. (a)                                          29,400         448,644
Qualcomm, Inc.                                           448,200      15,637,698
Red Hat, Inc. (a)                                         43,700         469,775
Sapient Corporation (a)                                   32,800         234,520

Scientific-Atlanta, Inc.                                  40,400       1,235,432
Solectron Corporation (a)                                262,000         864,600
Sun Microsystems, Inc. (a)                               913,300       3,315,279
Symantec Corporation (a)                                 192,600       3,617,028
Tektronix, Inc.                                           23,000         498,180
Tellabs, Inc. (a)                                        121,800         945,168
Texas Instruments, Inc.                                  468,500      11,693,760
Xerox Corporation (a)                                    259,800       3,442,350
Xilinx, Inc.                                              94,400       2,543,136
Yahoo! Inc. (a)                                          354,960      12,249,669
                                                                  --------------
                                                                     304,471,782
                                                                  --------------

MATERIALS - 1.7%
Air Products & Chemicals, Inc.                            61,400       3,606,022
Airgas, Inc.                                              17,800         390,176
Aleris International Inc. (a)                              6,100         130,906
Bemis Company, Inc.                                       30,400         837,824
Cabot Corporation                                         17,900         546,845
Calgon Carbon Corporation                                 10,100          87,163
Caraustar Industries, Inc. (a)                             7,200          64,368
Crown Holdings, Inc. (a)                                  43,200         650,160
Ecolab, Inc.                                              60,800       1,988,768
Engelhard Corporation                                     33,500       1,026,105
Fuller (H.B.) Company                                      7,300         221,336
Lubrizol Corporation                                      18,100         701,737
MeadWestvaco Corp.                                        56,712       1,670,168
Minerals Technologies, Inc.                                5,300         346,196
Nucor Corporation                                         43,100       2,202,410
Praxair, Inc.                                             88,200       4,130,407
Rock-Tenn Company, Class A                                 9,000          91,350
Rohm & Haas Company                                       53,487       2,335,242
Schnitzer Steel Industries Inc., Class A                   5,800         142,854
Sealed Air Corporation (a)                                23,000       1,114,120
Sigma-Aldrich Corporation                                 18,400       1,075,112
Sonoco Products Company                                   25,645         694,723
Valspar Corporation                                       15,000         619,950
Wausau-Mosinee Paper Corporation                          15,700         208,339
Wellman, Inc.                                              8,200          88,232
Worthington Industries, Inc.                              22,200         360,972
                                                                  --------------
                                                                      25,331,485
                                                                  --------------

TELECOMMUNICATION SERVICES - 5.0%
AT&T Corporation                                         216,816       4,147,690
BellSouth Corporation                                    497,200      13,170,828
Citizens Communications Company                           92,367       1,177,679
SBC Communications, Inc.                                 900,228      21,425,426
Sprint Corp. - FON Group                                 402,000       8,948,520
Telephone and Data Systems, Inc.                          15,400       1,188,726
Verizon Communications                                   752,822      26,951,028
                                                                  --------------
                                                                      77,009,897
                                                                  --------------

UTILITIES - 0.8%

AGL Resources, Inc.                                       21,600         747,360
Cascade Natural Gas Corporation                            2,900          54,317
Cleco Corporation                                         12,200         249,124
Energen Corporation                                        9,700         600,915
Equitable Resources, Inc.                                 16,400         945,296
IDACORP, Inc.                                              9,700         261,706
KeySpan Corporation                                       44,800       1,699,264
MGE Energy, Inc.                                           4,400         146,608
National Fuel Gas Company                                 21,800         593,614
NICOR, Inc.                                               11,400         421,458
NiSource, Inc.                                            73,647       1,711,556
Northwest Natural Gas Company                              6,500         230,750
OGE Energy Corporation                                    22,900         632,040
Peoples Energy Corporation                                10,900         431,640
Pepco Holdings, Inc.                                      52,600       1,139,842
Questar Corporation                                       23,100       1,349,040
Southern Union Company (a)                                27,706         663,282
WGL Holdings                                              12,600         381,906
                                                                  --------------
                                                                      12,259,718
                                                                  --------------

TOTAL INVESTMENTS - 99.6%                                         $1,520,301,156
(Cost $1,415,051,549)(b)
OTHER ASSETS, LESS LIABILITIES - 0.4%                                 $6,585,669

NET ASSETS - 100.0%                                               $1,526,886,825
                                                                  ==============
---------------------------------------------------
(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $1,513,292,383. The aggregate gross unrealized appreciation is $253,271,563, and the aggregate gross unrealized depreciation is $246,262,790, resulting in net unrealized appreciation of $7,008,773.


Copyright in the Domini 400 Social Index(SM) is owned by KLD Research & Analytics, Inc., and the Index is reproduced here by permission. No portion of the Index may be reproduced or distributed by any means or in any medium without the express written consent of the copyright owner.

SEE NOTES TO PORTFOLIO OF INVESTMENTS

DOMINI SOCIAL INDEX PORTFOLIO

NOTES TO PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Domini Social Index Portfolio is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company that was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as practicable with the Domini 400 Social IndexSM, which is a common stock index developed and maintained by KLD Research & Analytics, Inc. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations effective on August 10, 1990, and began investment operations on June 3, 1991.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Portfolio's significant accounting policies.

(A) VALUATION OF INVESTMENTS. The Portfolio values securities listed or traded on national securities exchanges at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price which represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (NOCP). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price. Portfolio securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

(B) DIVIDEND INCOME. Dividend Income is recorded on the ex-dividend date.

(C) FEDERAL TAXES. The Portfolio will be treated as a partnership for U.S. federal income tax purposes and is therefore not subject to U.S. federal income tax. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

(D) OTHER. Investment transactions are accounted for on the trade date. Gains and losses are determined on the basis of identified cost.

The Portfolio's Portfolio of Investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the Portfolio's investors. For more information regarding the Portfolio and its holdings, please see the Portfolio's most recent Registration Statement and Semi-Annual Report.

Item 2.  Controls and Procedures

(a) Based on an evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-Q (the "Report"), the registrant's principal executive officer and principal financial officer has concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits

Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
----------------------
Kristina A. Curtis
President and Principal Executive Officer
June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kristina A. Curtis
----------------------
Kristina A. Curtis
President and Principal Executive Officer
June 28, 2005


/s/ Ethan Berkwits
----------------------
Ethan Berkwits
Treasurer and Principal Financial Officer
June 28, 2005